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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2003
                                               -----------------------

Check Here if Amendment /X/; Amendment Number: 2
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        /X/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Hale and Dorr Capital Management LLC
                 -------------------------------
   Address:      60 State Street
                 -------------------------------
                 Boston, MA 02109
                 -------------------------------

Form 13F File Number: 028-03747
                      --------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kimberly R. Clouse
         -------------------------------
Title:   President
         -------------------------------
Phone:   617-526-5873
         -------------------------------

Signature, Place, and Date of Signing:

/s/  Kimberly R. Clouse    Boston, Massachusetts   November 14, 2006
-----------------------    ---------------------   -----------------
        [Signature]             [City, State]            [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             FORM 13F SUMMARY PAGE


                                               FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1
                                            --------------------------
Form 13F Information Table Entry Total:     51
                                            --------------------------
Form 13F Information Table Value Total:     $29,332 (in thousands)
                                            --------------------------

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number       Name

1.       028-06719                  Family Capital Trust Company N.A.




                                     -2-


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                      HALE AND DORR CAPITAL MANAGEMENT LLC
                           FORM 13F INFORMATION TABLE
                        QUARTER ENDED SEPTEMBER 30, 2003

           COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8
                                                           VALUE    SHARES/    SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
-----------------------------  --------------- ---------- -------- --------------------- ------------ --------    ----------------
        NAME OF ISSUER          TITLE OF CLASS   CUSIP    (X1000)   PRN AMT    PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
-----------------------------  --------------- ---------- -------- --------------------- ------------ --------    ----------------
AFFILIATED COMPUTER SERVICES A     Class A     008190100     893     18,350   SH           Sole                 4,650    0   13,700
AIR PRODUCTS & CHEMICALS INC         COM       009158106     622     13,800   SH           Sole                13,800    0
ALLERGAN INC                         COM       018490102   1,108     14,070   SH           Sole                 6,170    0    7,900
ALLSCRIPTS HEALTHCARE SOLUTION       COM       01988P108     399     97,817   SH           Sole                97,817    0
ARIAD PHARMACEUTICALS INC            COM       04033A100     451     75,000   SH           Sole                75,000    0
ARTHUR J. GALLAGHER & COMPANY        COM       363576109     363     12,838   SH           Sole                 8,138    0    4,700
BAUSCH & LOMB INC                    COM       071707103     535     12,108   SH           Sole                12,108    0
BERKSHIRE HATHAWAY INC CL A        Class A     084670108   6,075         81   SH           Sole                    81    0
CABOT CORP                           COM       127055101   1,049     36,800   SH           Sole                36,800    0
CABOT MICROELECTRONICS               COM       12709P103     218      3,915   SH           Sole                 3,915    0
CARNIVAL CORP                        COM       143658300     366     11,132   SH           Sole                11,132    0
CATERPILLAR INC                      COM       149123101     408      5,930   SH           Sole                 5,930    0
CHUBB CORP                           COM       171232101   1,858     28,644   SH           Sole                28,644    0
CIGNA CORP                           COM       125509109   1,257     28,155   SH           Sole                28,155    0
CSX CORP                             COM       126408103     225      7,706   SH           Sole                 7,706    0
DIAMONDS TRUST SERIES I           Unit Ser 1   252787106     210      2,260   SH           Sole                 2,260    0
DOLLAR TREE STORES                   COM       256747106     298      8,870   SH           Sole                 8,870    0
EATON CORP                           COM       278058102     239      2,702   SH           Sole                 2,702    0
EMC CORP/MASS                        COM       268648102     186     14,688   SH           Sole                14,688    0
EW SCRIPPS COMPANY CL A              COM       811054204     298      3,500   SH           Sole                 3,500    0
FIRSTMERIT CORP                      COM       337915102     345     13,948   SH           Sole                13,948    0
FLEETBOSTON FINANCIAL CORP           COM       339030108     687     22,792   SH           Sole                22,792    0
FOCUS ENHANCEMENTS INC               COM       344159108     111     45,000   SH           Sole                45,000    0
GENTEX CORP                          COM       371901109     348     10,000   SH           Sole                 9,435    0      565
GENTEX CORP                          COM       371901109       2         70   SH          Other         1                0       70
GENUINE PARTS COMPANY                COM       372460105     320      9,991   SH           Sole                 9,991    0
GLATFELTER                           COM       377316104     141     12,000   SH           Sole                12,000    0
HARTFORD FINANCIAL SERVICES GR       COM       416515104     674     12,811   SH           Sole                12,811    0


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
           COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8
                                                           VALUE    SHARES/    SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
-----------------------------  --------------- ---------- -------- --------------------- ------------ --------    ----------------
        NAME OF ISSUER          TITLE OF CLASS   CUSIP    (X1000)   PRN AMT    PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
-----------------------------  --------------- ---------- -------- --------------------- ------------ --------    ----------------
INGERSOLL-RAND COMP CLASS A        Class A     G4776G101     417      7,800   SH           Sole                 7,800    0
JOHNSON CONTROLS INC                 COM       478366107     380      4,020   SH           Sole                 4,020    0
LIBERTY MEDIA CORP CL A           COM Ser A    530718105     103     10,368   SH           Sole                10,368    0
LINCOLN NATIONAL CORP                COM       534187109     297      8,406   SH           Sole                 8,406    0
LOWES COS INC                        COM       548661107     647     12,465   SH           Sole                 9,465    0    3,000
MAY DEPT STORES COMPANY              COM       577778103     283     11,500   SH           Sole                11,500    0
MEDCO HEALTH SOLUTIONS INC           COM       58405U102     331     12,757   SH           Sole                12,757    0
MORGAN STANLEY                       COM       617446448     496      9,826   SH           Sole                 9,826    0
MOTOROLA INC                         COM       620076109     619     51,834   SH           Sole                51,834    0
NEWMONT MINING CORP                  COM       651639106     204      5,222   SH           Sole                 5,222    0
NORFOLK SOUTHERN CORP                COM       655844108     433     23,415   SH           Sole                23,415    0
ORACLE CORP                          COM       68389X105     128     11,334   SH           Sole                11,334    0
OSTEX INTERNATIONAL INC              COM       68859q101     141     64,000   SH           Sole                64,000    0
PPG INDUSTRIES INC                   COM       693506107     475      9,100   SH           Sole                 9,100    0
PROGRESS ENERGY INC                  COM       743263105     230      5,167   SH           Sole                 5,167    0
SCANA CORP                           COM       80589M102     619     18,068   SH           Sole                18,068    0
SHERWIN WILLIAMS COMPANY             COM       824348106     823     28,000   SH           Sole                28,000    0
SPDR TRUST SER 1                  Unit Ser 1   78462f103     227      2,276   SH           Sole                 2,276    0
SPX CORP                             COM       784635104     251      5,548   SH           Sole                 4,348    0    1,200
ST PAUL TRAVELERS COMPANIES IN       COM       792860108     533     14,400   SH           Sole                14,400    0
TARGET CORP                          COM       87612E106     464     12,322   SH           Sole                12,322    0
UNION PACIFIC CORP                   COM       907818108   1,104     18,979   SH           Sole                18,979    0
ZIMMER HOLDINGS INC                  COM       98956P102     441      8,004   SH           Sole                 8,004    0

                                                          29,332